Segmented Information - Disclosure of detailed information of operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 245,130	$ 43,510
Production costs and royalties	75,476
Depreciation	21,348	1,116
Mine operating earnings	148,306	28,420
Capital expenditures	51,257	68,489
Assets	460,174	355,349
Liabilities	57,849	78,355
Net assets	402,325	276,994
Operating segments | Las Chispas
Disclosure of operating segments [line items]
Revenue	245,130	43,510
Production costs and royalties	75,476	13,974
Depreciation	21,348	1,116
Mine operating earnings	148,306	28,420
Capital expenditures	51,118	69,066
Assets	420,613	285,847
Liabilities	43,899	65,221
Net assets	376,714	220,626
Operating segments | Other
Disclosure of operating segments [line items]
Revenue	0
Production costs and royalties	0
Depreciation	0
Mine operating earnings	0
Capital expenditures	139
Assets	1,522
Liabilities	24
Net assets	1,498
Operating segments | Corporate
Disclosure of operating segments [line items]
Assets	38,039	69,502
Liabilities	13,926	13,134
Net assets	$ 24,113	$ 56,368